CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2023
Operating activities
Net profit	$ 2,375	$ 82,088	$ 46,977	$ 12,422
Adjustments for:
Income tax expenses	657	7,424	13,189	9,460
Depreciation of property, plant and equipment	251	3,800	2,711	910
Amortization of intangible assets	6	97	84	19
Depreciation of right-of-use assets	140	1,030	1,412	1,432
Loss/(gain) on disposal of property, plant and equipment	0	(357)	111	(18)
Allowance for/(reversal of) inventories obsolescence	(6)	(335)	571	5
Allowance for/(reversal of) expected credit losses		(3)	121	(11)
Finance costs	200	915	284	1,943
Finance income	(74)	(55)	(339)	(236)
Loss/(gain) on unrealized foreign exchange	134	(793)	493	739
Gain on bargain purchase		(49,429)
Share of profits of equity method investments, net of tax				(3,427)
Changes in operating assets and liabilities:
Trade receivables	(2,727)	(17,961)	18,975	(626)
Contract assets	1,139	(1,505)	764	(692)
Inventories	(360)	(20,817)	(2,329)	2,642
Prepayment and other current assets	(1,219)	418	809	(2)
Trade receivables due from related parties	(428)	284		(53)
Trade and other payables	(2,224)	26,157	(32,239)	5,006
Employee benefits obligation	24	11	59	16
Changes in operating assets and liabilities	(2,112)	30,969	51,653	29,529
Interest received	74	55	339	235
Income taxes paid	(852)	(6,979)	(11,490)	(734)
Net cash provided by/(used in) operating activities	(2,890)	24,045	40,502	29,030
Investing activities
Proceeds from sale of property, plant and equipment		698		18
Cash payment for management buyout		(2,000)
Acquisition of property, plant and equipment	(1,200)	(3,238)	(2,863)	(1,066)
Acquisition of intangible asset		(11)		(69)
Dividends received from equity method investments				3,402
Proceeds from disposal of equity method investments				10,774
Repayment from/(loan to) related parties	20,981			(15,743)
Amount due from a related party		(1,585)	1
Net cash (used in)/provided by investing activities	19,781	(6,136)	(2,862)	(2,684)
Financing activities
Proceeds from capital injection				13,551
Advances from potential investors		5,000
Proceeds from loans and borrowings	874
Proceeds from loans from related parties	8,845
Repayment of loans from related parties	(28,038)			(22,651)
Repayment of loans and borrowings		(3,874)	(6,504)	(500)
Interest paid	(200)	(211)	(253)	(1,942)
Payment of lease liabilities	(197)	(824)	(1,302)	(1,731)
Net cash (used in)/provided by financing activities	(18,716)	91	(8,059)	(13,273)
Effect of foreign exchange on cash, cash equivalents and restricted cash	(75)	(2,473)	820	150
Net increase/(decrease) in cash, cash equivalents and restricted cash	(1,900)	15,527	30,401	13,223
Cash, cash equivalents and restricted cash at beginning of year/period	31,803	29,903	45,430	18,580
Cash, cash equivalents and restricted cash at end of year/period	29,903	45,430	75,831	31,803
Less: Restricted cash, non-current	1,150	367	1,189	1,150
Less: Restricted cash, current	1,087	1,593	1,692	1,126
Cash and cash equivalents at end of year/period	$ 27,666	$ 43,470	$ 72,950	$ 29,527